Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: June 12, 2023

Payment Date	6/15/2023
Collection Period Start	5/1/2023
Collection Period End	5/31/2023
Interest Period Start	5/15/2023
Interest Period End	6/14/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$455,013,332.38	$39,912,463.88	$415,100,868.50	0.707398	Sep-25
Class A-2b Notes	$98,012,415.15	$8,597,367.82	$89,415,047.33	0.707398	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,401,935,747.53	$48,509,831.70	$1,353,425,915.83

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,526,325,789.82	$1,473,416,556.54	0.712945
YSOC Amount	$119,642,258.00	$115,242,856.42
Adjusted Pool Balance	$1,406,683,531.82	$1,358,173,700.12
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$455,013,332.38	3.74000%	30/360	$1,418,124.89
Class A-2b Notes	$98,012,415.15	5.52227%	ACT/360	$466,077.27
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,401,935,747.53			$4,530,580.41

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,526,325,789.82	$1,473,416,556.54
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,406,683,531.82	$1,358,173,700.12
Number of Receivables Outstanding	77,935	76,754
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	50	49

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,607,184.20
Principal Collections	$52,324,334.47
Liquidation Proceeds	$249,686.01
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$57,181,204.68
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$57,181,204.68

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,271,938.16	$1,271,938.16	$—	$—	$55,909,266.52
Interest - Class A-1 Notes	$—	$—	$—	$—	$55,909,266.52
Interest - Class A-2a Notes	$1,418,124.89	$1,418,124.89	$—	$—	$54,491,141.63
Interest - Class A-2b Notes	$466,077.27	$466,077.27	$—	$—	$54,025,064.36
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$52,098,074.36
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$51,605,736.11
First Allocation of Principal	$—	$—	$—	$—	$51,605,736.11
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$51,538,127.78
Second Allocation of Principal	$5,762,047.41	$5,762,047.41	$—	$—	$45,776,080.37
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$45,702,138.70
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$26,702,138.70
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,616,638.70
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,616,638.70
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,616,638.70
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,868,854.41
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,868,854.41
Remaining Funds to Certificates	$2,868,854.41	$2,868,854.41	$—	$—	$—
Total	$57,181,204.68	$57,181,204.68	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$119,642,258.00
Increase/(Decrease)	$(4,399,401.58)
Ending YSOC Amount	$115,242,856.42

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,406,683,531.82	$1,358,173,700.12
Note Balance	$1,401,935,747.53	$1,353,425,915.83
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	40	$584,898.81
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	67	$249,686.01
Monthly Net Losses (Liquidation Proceeds)			$335,212.80
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.21%
Current Collection Period			0.27%
Four-Month Average Net Loss Ratio			0.16%
Cumulative Net Losses for All Periods			$1,910,021.41
Cumulative Net Loss Ratio			0.09%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	106	$2,483,265.86
60-89 Days Delinquent	0.04%	25	$566,547.52
90-119 Days Delinquent	0.01%	9	$152,870.67
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.22%	140	$3,202,684.05

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$295,376.09
Total Repossessed Inventory		11	$327,485.96

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		34	$719,418.19
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.05%
Current Collection Period			0.05%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.72	0.05%	31	0.04%